124442

FORM D

OMB APPROVAL
OMB Number: 3235-0076
Expires: May 31, 2002
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[redacted]

03021399

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC MAIL PROCESSING SECTION RECEIVED JUN 12 2003 WASH. D.C. 181

SEC USE ONLY	
Prefix	Serial

Name of Offering (☐check if this is an amendment and name has changed, and indicate change.)
InCapS[SM] Funding I – Series Trust I

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☑ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested under the issuer

Name of Issuer (: check if this is an amendment and name has changed, and indicate change.)

InCapS[SM] Funding I – Series Trust I

Address of Executive Offices (Number and Street, City, State, Zip Code)
c/o JPMorgan Chase Bank, Units Trustee, 600 Travis Street, 50th Floor, Houston, Texas 77002

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
c/o JPMorgan Chase Bank, Units Trustee, 600 Travis Street, 50th Floor, Houston, Texas 77002

Telephone Number (Including Area Code)
(713) 216 – 4181

Brief Description of Business
InCapS[SM] Funding I – Series Trust I issued the Principal Protected Trust Units, Series A Due 2033, Principal Protected Trust Units, Series B Due 2033, Principal Protected Trust Units, Series C Due 2033, Principal Protected Trust Units, Series D Due 2033 and Principal Protected Trust Units, Series E Due 2033 (collectively, the "Issued Trust Units") and may in the future issue additional separate series pursuant to a trust agreement (the "Trust Agreement") between JPMorgan Chase Bank (the "Units Trustee") and Sandler O'Neill & Partners, L.P. (the "Depositor"), dated as of May 22, 2003.

Telephone Number (Including Area Code)
(713) 216 – 4181

PROCESSED
JUN 13 2003
THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☑ other: common law trust
☐ business trust ☐ limited partnership, to be formed

	Month		Year		
Actual or Estimated Date of Incorporation or Organization:	0	5	20	03	☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) NY

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77(d)(6).
When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.
Where to File: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.
Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.
Filing Fee: There is no federal filing fee.
State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales and securities in those states that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2.Enter the information requested for the following:

•Each promoter of the issuer, if the issuer has been organized within the past five years;

•Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;

•Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and

•Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐Promoter ☑ Beneficial Owner ☐ Executive Officer of the Managing Trustee ☐ Director ☐ General Partner and/or Managing Partner

Full Name (Last name first, if individual) **See Attached Schedule A**

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐General Partner and/or Managing Trustee

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: : Promoter : Beneficial Owner : Executive Officer : Director : General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: : Promoter : Beneficial Owner : Executive Officer : Director : General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: : Promoter : Beneficial Owner : Executive Officer : Director : General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: : Promoter : Beneficial Owner : Executive Officer : Director : General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☑

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $250,000

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☑	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed in an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Sandler O'Neill & Partners, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
919 Third Avenue, 6th Floor, New York, New York 10022

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual states) .... ☑All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual states) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual states) .... : All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

*1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐: and indicate in the columns below the amounts of the securities offered for exchange and already exchanged. (see asterisk on next page)

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 16,571,233	$ 16,571,233
:☐ Common : ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interest	$	$
Other (specify)	$	$
Total	$ 16, 571,233	$ 16,571,233

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero".

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$ 247,000
Non-accredited Investors		$
Total (for filings under Rule 504 only)		

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

**4.a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate (see double asterisk on next page).

Transfer Agent's Fees and Custody Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees and Tax Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately).......(paid by the subscribers, not by the issuer)	☐	$
Other Expenses (identify): marketing expenses (rating agencies = $ and other = $)	☐	$
Total (paid by issuer)	☐	$

*b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total Expenses furnished in response to Part C - Question 4.a. This difference is the adjusted gross proceeds to the issuer (see asterisk below). .... $ 16,571,233

* 5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Questions 4.b above (see asterisk below)

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees .... ☐	$	☐$
Purchase of real estate .... ☐	$	☐$
Purchase, rental or leasing and installation of machinery and equipment .... ☐	$	☐$
Construction or leasing of plant buildings and facilities .... ☐	$	☐$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) .... ☐	$	☐$
Repayment of indebtedness .... ☐	$	☐$
Working capital (cash reserves for future expenses) .... ☐	$	☐$
Other (specify): Cost of Collateral (consisting of Income Notes and Agency Strips) deposited into the Trust by the Depositor in return for the Issued Trust Units	$ $	☐$ 16,571,233 $
Column Totals	$	☐$
Total Payments Listed (column totals added)	$	$ 16,571,233

* The amounts shown in questions 1,4(b) and 5 represent the purchase price for the Issued Trust Units paid by investors to the Depositor. The Depositor deposited the Collateral into the Trust in return for the Issued Trust Units.

** Expenses relating to the issuance of the Issued Trust Units were paid by InCapS Funding I, Ltd. the issuer of the Income Notes.